UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 10, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gatemore Capital Management, LLC
Address: 355 Lexington Avenue
         New York, NY  10017

13F File Number:  28-12536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David B. Ford
Title:     Managing Member
Phone:     (212) 772-9900

Signature, Place, and Date of Signing:

      /s/ David B. Ford     New York, NY     July 1, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $121,952 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANTIGENICS INC DEL             COM              037032109      158   100200 SH       SOLE                        0        0   100200
BANK OF AMERICA CORPORATION    COM              060505104      274     7821 SH       SOLE                        0        0     7821
BOSTON PRIVATE FINL HLDGS IN   COM              101119105       87    10000 SH       SOLE                        0        0    10000
COACH INC                      COM              189754104      271    10808 SH       SOLE                        0        0    10808
GOLDMAN SACHS GROUP INC        COM              38141G104    90518   707169 SH       SOLE                        0        0   707169
ISHARES INC                    MSCI PAC J IDX   464286665     1677    46705 SH       SOLE                        0        0    46705
ISHARES INC                    MSCI JAPAN       464286848     3427   321490 SH       SOLE                        0        0   321490
ISHARES TR                     MSCI EAFE IDX    464287465      366     6500 SH       SOLE                        0        0     6500
ISHARES TR                     MSCI EMERG MKT   464287234      205     6000 SH       SOLE                        0        0     6000
ISHARES TR                     S&P MIDCAP 400   464287507      568     7850 SH       SOLE                        0        0     7850
ISHARES TR                     S&P NATL MUN B   464288414      218     2239 SH       SOLE                        0        0     2239
ISHARES TR                     S&P SMLCAP 600   464287804      412     6930 SH       SOLE                        0        0     6930
ISHARES TR                     S&P 500 INDEX    464287200      654     5595 SH       SOLE                        0        0     5595
SBA COMMUNICATIONS CORP        COM              78388J106    15015   580407 SH       SOLE                        0        0   580407
SPDR TR                        UNIT SER 1       78462F103      551     4750 SH       SOLE                        0        0     4750
TOWER SEMICONDUCTOR LTD        ORD              M87915100      152   288000 SH       SOLE                        0        0   288000
UNITEDHEALTH GROUP INC         COM              91324P102      902    35527 SH       SOLE                        0        0    35527
VANGUARD INDEX FDS             LARGE CAP ETF    922908637      321     6101 SH       SOLE                        0        0     6101
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     3161    91201 SH       SOLE                        0        0    91201
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874     3015    56494 SH       SOLE                        0        0    56494